Fair values of financial instruments not carried at fair value - Fair value of financial instruments not carried at fair value and bases of valuation (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 71,051	$ 56,331
Deposits by banks | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	71,034	56,308
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,380,124	1,362,643
Customer accounts | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,380,598	1,362,945
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	184,497	165,884
Repurchase agreements – non-trading | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	184,495	165,884
Debt securities in issue | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	103,663	85,342
Debt securities in issue | Fair value | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	104,238	85,430
Subordinated liabilities | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	22,894	22,437
Subordinated liabilities | Fair value | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	26,888	25,341
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	82,397	72,167
Loans and advances to banks | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	82,485	72,169
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,021,632	981,696
Loans and advances to customers | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,023,961	985,077
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	233,079	242,804
Repurchase agreements – non-trading | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	233,137	242,857
Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	81,214	62,666
Debt securities in issue | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 83,924	$ 62,079